Note 9 - Subsequent Event	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 05, 2018	Oct. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
Note
19
— Subsequent Events

On
March 18, 2019,
the Company entered into an Interest Purchase Agreement pursuant to which it, through its two
subsidiaries, Brundage-Bone and CPHA LLC, agreed to acquire all of the outstanding equity interests of Capital Pumping LP and its affiliates for
$129.2
million in an all-cash transaction. The acquisition is expected to close in the third
quarter of fiscal
2019,
subject to regulatory approvals and other customary closing conditions. The Company expects to finance the acquisition through this offering and additional borrowings under its Term Loan Agreement.

Note
9
— Subsequent Events

Withdraw from Trust Account

On
December 6, 2018,
Industrea withdrew approximately
$305,000
out of its Trust Account to pay for its income and franchise tax estimates.

Amended and Restated Charter

On
December 6, 2018,
New CPH filed an amended and restated certificate of incorporation to increase its authorized shares of common stock and preferred stock to
500,000,000
and
10,000,000,
respectively.

Business Combination

The Business Combination was completed on
December 6, 2018,
pursuant to which (a) a wholly owned indirect subsidiary of New CPH merged with and into Prior CPH, with Prior CPH surviving the merger as a wholly owned indirect subsidiary of New CPH, and (b) a wholly owned direct subsidiary of New CPH merged with and into Industrea, with Industrea surviving the merger as a wholly owned subsidiary of New CPH.

Upon the closing of the Business Combination, all outstanding shares of Industrea’s Class A common stock were exchanged on a one
-for-
one
basis for shares of New CPH’s common stock, and Industrea’s outstanding warrants were assumed by New CPH and became exercisable for shares of New CPH’s common stock on the same terms as were contained in such warrants prior to the Business Combination. By operation of Rule
12g
-
3
(a) under the Exchange Act, New CPH is the successor issuer to Industrea and has succeeded to the attributes of Industrea as the registrant, including Industrea’s SEC file number (
001
-
38166
) and CIK Code (
0001703956
).

In connection with the Business Combination,
22,337,322
shares of Industrea common stock were redeemed at a per share price of approximately
$10.36.
Under the Merger Agreement, New CPH indirectly acquired Prior CPH for aggregate consideration of approximately
$182.5
million in cash (excluding amounts deposited in escrow at Closing) and
13,947,323
shares of New CPH’s common stock (valued at
$10.20
per share) that were issued in exchange for shares of Prior CPH’s capital stock prior to the consummation of the CPH Merger pursuant to the Non-Management Rollover Agreement (as defined below) and that certain Management Rollover Agreement, dated
September 7, 2018,
by and among New CPH, Industrea and members of Prior CPH management party thereto (the “Management Rollover Agreement”). In addition,
2,783,479
of Prior CPH’s options were converted into options of New CPH.

In addition, immediately prior to the Closing, (i) pursuant to the Argand Subscription Agreement, Industrea issued to the Argand Investor an aggregate of
5,333,333
shares of Industrea common stock for
$10.20
per share, for an aggregate cash purchase price of
$54.4
million, plus an additional
2,450,980
shares of Industrea common stock at
$10.20
per share, for an aggregate cash purchase price of
$25.0
million, to offset Redemptions; and (ii) pursuant to that certain subscription agreement (the “Common Stock Subscription Agreement”), dated as of
September 7, 2018,
Industrea issued to an accredited investor (the “Common Investor”) an aggregate of
1,715,686
shares of Industrea common stock at a price of
$10.20
per share, for an aggregate cash purchase price of
$17.5
million, plus an aggregate of
190,632
additional shares of Industrea common stock as consideration for such investor’s agreement to purchase Industrea common stock. The shares of Industrea common stock issued to the Argand Investor and the Common Investor were exchanged on a one
-for-
one
basis for shares of New CPH common stock at the Closing.

Pursuant to the Non-Management Rollover Agreement and the Common Stock Subscription Agreement, immediately prior to the Closing the Sponsor surrendered to Industrea for cancellation for no
consideration an aggregate of
1,202,925
shares of Industrea common stock.

In addition, on the Closing Date, pursuant to that certain subscription agreement, dated as of
September 7, 2018 (
the “Preferred Stock Subscription Agreement” and collectively with the Argand Subscription Agreement and the Common Stock Subscription Agreement, the “Subscription Agreements”), New CPH issued to Nuveen
2,450,980
shares of New CPH Series A Zero-Dividend Convertible Perpetual Preferred Stock (“Series A Preferred Stock”) at a price of
$10.20
per share, for an aggregate cash purchase price of
$25.0
million.

Debt Financing

On the Closing Date, New CPH’s wholly owned subsidiary, Brundage-Bone Concrete Pumping Holdings Inc. (the “Term Loan Borrower”) entered into (i) a Term Loan Agreement (the “Term Loan Agreement”) among New CPH, Concrete Pumping Intermediate Acquisition Corp. (“Intermediate Holdings”), Credit Suisse AG, Cayman Islands Branch as administrative agent and Credit Suisse Loan Funding LLC, Jefferies Finance LLC and Stifel Nicolaus & Company Incorporated LLC as joint lead arrangers and joint bookrunners and (ii) a Credit Agreement (the “ABL Credit Agreement”) with Wells Fargo Bank, National Association, as agent, sole lead arranger and sole bookrunner, the lenders party thereto, Wells Fargo Capital Finance (UK) Limited, as UK security agent, New CPH, Intermediate Holdings, Concrete Merger Sub, Brundage-Bone Concrete Pumping, Inc., a Colorado corporation (“Brundage Concrete”), and Eco-Pan, Inc., a Colorado corporation (“Eco-Pan”, and collectively with Concrete Merger Sub, Prior CPH and Brundage Concrete, the “US ABL Borrowers”), and Camfaud Concrete Pumps Limited, a private limited company incorporated and registered under the laws of England and Wales (“Camfaud Concrete”), and Premier Concrete Pumping Limited, a private limited company incorporated and registered under the laws of England and Wales (“Premier”, and together with Camfaud Concrete, the “UK ABL Borrowers”, and the UK ABL Borrowers together with the US ABL Borrowers, collectively, the “ABL Borrowers”).

Term Loan

Maturity, Amortization and Prepayment

The initial term loans advanced under the Term Loan Agreement on the Closing Date will mature and be due and payable in full seven
years after the Closing Date, with principal amortization payments in an annual amount equal to
5.00%
of the original principal amount thereof.

Principal Amounts

The initial terms loans extended under the Term Loan Agreement are in an aggregate principal amount of
$357.0
million.

Interest Rate

Interest on borrowings under the Term Loan Agreement, at the Borrower’s option, will bear interest at either (
1
) an adjusted Eurodollar rate or (
2
) an alternate base rate, in each case plus an applicable margin. The applicable margin is
6.00%
with respect to Eurodollar borrowings and
5.00%
with respect to base rate borrowings.

ABL Facility

Principal Amount and Maturity

The ABL Credit Agreement provides borrowing availability in US Dollars and UK Pounds Sterling up to a maximum of
$60,000,000.

The ABL Credit Agreement includes borrowing capacity available for standby letters of credit of up to
$7.5
million, and for other loan borrowings of up to
$7.5
million. Any issuance of letters of credit or making of a swingline loan will reduce the amount available under the ABL Facility.

In addition, the ABL Credit Agreement provides the ABL Borrowers the ability to seek commitments to increase the revolving commitments thereunder, subject to certain conditions, in an aggregate principal amount not
to exceed
$30.0
million.

Amounts borrowed under the ABL Credit Agreement
may
be repaid and, subject to the terms and conditions of the ABL Credit Agreement, reborrowed at any time during the term of the ABL Credit Agreement. The loans advanced under the ABL Credit Agreement will mature and be due and payable in full five
years after the Closing Date. The ABL Credit Agreement also includes certain financial covenants.

Interest Rate

Interest on borrowings in US Dollars under the ABL Credit Agreement, at the Borrower’s option, will bear interest at either (
1
) an adjusted LIBOR rate or (
2
) a base rate, in each case plus an applicable margin. Interest on borrowings in UK Pounds Sterling under the ABL Credit Agreement will bear interest at an adjusted LIBOR rate plus an applicable margin. The ABL Credit Agreement is subject to two
step-downs of
0.25%
and
0.50%
based on excess availability levels.

Stockholders Agreement

In connection with the Business Combination, New CPH, the initial stockholders, the Argand Investor, and certain holders of Prior CPH’s capital stock (“CPH stockholders”) entered into the Stockholders Agreement. Pursuant to the Stockholders Agreement:

●
the Initial Stockholders have agreed
not
to transfer
4,547,075
shares of our common stock (“Founder Shares”), until (A)
December 6, 2019
or (B) earlier if (
x
) the last sale price of our common stock equals or exceeds
$12.00
per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any
20
trading days within any
30
-trading day period commencing
May 5, 2019
or (y) the date on which we complete a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of our stockholders having the right to exchange their shares of our common stock for cash, securities or other property;

●
each CPH Management Holder (as defined therein) has agreed
not
to transfer any shares of our common stock acquired by such CPH Management Holder in connection with the Business Combination for a period commencing on
December 6, 2018
and ending on (a)
December 6, 2019
with respect to
one
-
third
of such CPH Management Holder’s securities of the Company held as of the date of Closing; (b)
December 6, 2020
with respect to
one
-
third
of such CPH Management Holder’s securities of the Company held as of the date of Closing; and (c)
December 6, 2021
with respect to
one
-
third
of such CPH Management Holder’s securities of the Company held as of the date of Closing;

●
each Non-Management CPH Holder (as defined therein)
may
not
transfer any shares of our common stock acquired by such Non-Management CPH Holder in connection with the Business Combination until
June 4, 2019;
and

●	the Argand Investor may not transfer 7,784,313 shares of our common stock acquired by the Argand Investor in the Business Combination until December 6, 2019.

Notwithstanding the foregoing, transfers of these securities are permitted in certain limited circumstances as set forth in the Stockholders Agreement, including with the prior written consent of our Board (with any director who has been designated to serve on our Board by or who is an affiliate of the requesting party abstaining from such vote) and to “affiliates,” as defined in the Stockholders Agreement.

In addition, pursuant to the terms of that certain rollover agreement, dated as of
September 7, 2018,
among the Company, CFLL Sponsor, Peninsula and the other parties thereto, Peninsula has exercised its right to designate three
individuals to serve on our Board:
one
to serve as a Class I director,
one
to serve as a Class II director, and
one
to serve as a Class III director. Under the Stockholders Agreement, Peninsula has nomination rights with respect to: (i)
one
director for as long as Peninsula beneficially owns more than
5%
and up to
15%
of the issued and outstanding shares of our common stock; (ii)
two
individuals for as long as Peninsula beneficially owns more than
15%
and up to
25%
of the issued and outstanding shares of our common stock; and (iii)
three
directors for as long as Peninsula owns more than
25%
of the issued and outstanding shares of our common stock. If Peninsula’s beneficial ownership falls below one
of these thresholds, Peninsula’s nomination right in respect of such threshold will permanently expire. On
December 9, 2018,
Peninsula designated and we appointed each of M. Brent Stevens, Matthew Homme and Raymond Cheesman to serve on our Board.

The Stockholders Agreement also provides that we will,
not
later than
90
days after the Closing, file a registration statement covering the founder shares, the private placement warrants (including any common stock issued or issuable upon exercise of any such private placement warrants) and the shares of common stock issued to the CPH stockholders at the Closing. In addition, these stockholders will have certain demand and/or “piggyback” registration rights following the consummation of the Business Combination. We will bear certain expenses incurred in connection with the exercise of such rights.

Side Letter

In connection with the Closing and the Preferred Stock Subscription Agreement (as defined below), New CPH entered into a letter agreement (the “Side Letter”) with Nuveen Alternatives Advisors, LLC, on behalf of one
or more funds or accounts (“Nuveen”), which provides that (i) for so long as Nuveen owns an aggregate of
5%
or more of the aggregate number of outstanding shares of New CPH’s common stock, including the stock into which the Series A Preferred Stock (as defined below) is convertible, and any securities into which New CPH’s common stock may
be reclassified, Nuveen will be entitled to designate
one
individual to serve as a non-voting board observer of the Board to attend all meetings of the Board; and (ii) Nuveen will have the right to purchase equity securities that are issued by New CPH in any capital raising transaction that occurs after the Closing to the extent necessary to maintain Nuveen’s then-existing pro rata ownership in New CPH on a fully diluted, as-converted basis.

Assignment and Assumption Agreement

In connection with the Closing, New CPH entered into an assumption and assignment agreement (the “Warrant Assignment Agreement”) with Industrea and Continental Stock Transfer & Trust Company, pursuant to which Industrea assigned to New CPH all of its rights, interest and obligations under the warrant agreement governing Industrea’s warrants. Upon the Closing, all of the outstanding warrants to purchase Industrea common stock are exercisable for an equal number of shares of New CPH’s common stock on the existing terms and conditions of such warrants.

Indemnification Agreements

In connection with the Closing, New CPH entered into indemnification agreements with each of its directors and executive officers. Each indemnification agreement provides for indemnification and advancements by New CPH of certain expenses and costs relating to claims, suits or proceedings arising from his or her service to New CPH or, at New CPH’s request, service to other entities, as officers or directors to the maximum extent permitted by applicable law.

Note
19.
Subsequent Events

The Company has evaluated subsequent events through
January 14, 2019,
the date for which the consolidated financial statements were available for issuance, except for the matters described below, the Company has not
identified any significant events for which it needs to provide disclosure.

Consummation of the Merger with Industrea Acquisition Corporation
: On
December 6, 2018,
the Company consummated the merger as contemplated in the Agreement and Plan of Merger, dated as of
September 7, 2018 (
the “ Industrea Merger Agreement”), by and among the Company and Industrea Acquisition Corp. The transactions contemplated by the Merger Agreement are referred to herein as the “Business Combination”.

The Company incurred approximately
$6,450,266
of seller related costs related to the Industrea Merger Agreement that have been reflected as transaction costs in the accompanying consolidated statement of income for the year ended
October 31, 2018.

Upon the closing of the Business Combination, all outstanding shares of Industrea’s Class A common stock, par value
$0.0001
per share (“Class A common stock”), were exchanged on a
one
-for-
one
basis for shares of the Company’s common stock, par value
$0.0001
per share (“Company common stock”), and Industrea’s outstanding warrants were assumed by the Company and became exercisable for shares of the Company’s common stock on the same terms as were contained in such warrants prior to the Business Combination. The Company is the successor issuer to Industrea and has succeeded to the attributes of Industrea as the registrant.

Debt Financing
: On the Closing Date, the Company entered into (i) a Term Loan Agreement (the “Term Loan Agreement”) among the Company and its subsidiaries as joint lead arrangers and joint bookrunners and (ii) a Credit Agreement (the “ABL Credit Agreement”) with Wells Fargo Bank, National Association, as agent, sole lead arranger and sole bookrunner.

Term Loan Agreement:
The initial term loans advanced under the Term Loan Agreement on the Closing Date will mature and be due and payable in full seven
years after the Closing Date, with principal amortization payments in an annual amount equal to
5.00%
of the original principal amount thereof.

The initial terms loans extended under the Term Loan Agreement are in an aggregate principal amount of
$357,000,000.

Interest on borrowings under the Term Loan Agreement, at the Borrower’s option, will bear interest at either (
1
) an adjusted Eurodollar rate or (
2
) an alternate base rate, in each case plus an applicable margin. The applicable margin is
6.00%
with respect to Eurodollar borrowings and
5.00%
with respect to base rate borrowings.

ABL Facility Principal Amount and Maturity
: The ABL Credit Agreement provides borrowing availability in US Dollars and GBP up to a maximum of
$60,000,000.

The ABL Credit Agreement includes borrowing capacity available for standby letters of credit of up to
$7,500,000,
and for other loan borrowings of up to
$7,500,000.
Any issuance of letters of credit or making of a swingline loan will reduce the amount available under the ABL Facility.

In addition, the ABL Credit Agreement provides the ABL Borrowers the ability to seek commitments to increase the revolving commitments thereunder, subject to certain conditions, in an aggregate principal amount not
to exceed
$30,000,000.

Amounts borrowed under the ABL Credit Agreement
may
be repaid and, subject to the terms and conditions of the ABL Credit Agreement, reborrowed at any time during the term of the ABL Credit Agreement. The loans advanced under the ABL Credit Agreement will mature and be due and payable in full five
years after the Closing Date. The ABL agreement also includes certain financial covenants.

ABL Facility Interest Rate:
Interest on borrowings in US Dollars under the ABL Credit Agreement, at the Borrower’s option, will bear interest at either (
1
) an adjusted LIBOR rate or (
2
) a base rate, in each case plus an applicable margin. Interest on borrowings in GBP under the ABL Credit Agreement will bear interest at an adjusted LIBOR rate plus an applicable margin. The ABL Credit Agreement is subject to two
step-downs of
0.25%
and
0.50%
based on excess availability levels.

Stockholders Agreement
: In connection with the Business Combination, the Company, CFLL Sponsor Holdings, LLC (f/k/a Industrea Alexandria LLC) (“CFLL Sponsor” or the “Sponsor”) and its affiliates, Industrea’s independent directors (collectively with the Sponsor and affiliates, the “Initial Stockholders”), Argand Partners Fund, LP (the “Argand Investor”), and certain holders of CPH’s capital stock (“CPH stockholders”), entered into the Stockholders Agreement. Pursuant to the Stockholders Agreement, Argand Investor and CPH stockholders have agreed to limit the transfer of shares for a period of time after closing.